LONG TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM LIABILITIES
	As of December 31,
	2022	2021
Loan from a third party	$-	$1,000,000
Total	$-	$1,000,000